Equity (Regency Equity Offerings) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Units issued in connection with public offerings		0.0	13.8	15.5
Net proceeds from issuance of Common Units		$ 1,382	$ 1,611	$ 791
Regency
Common Units issued in connection with public offerings	12.7
Price per Unit	$ 24.47
Net proceeds from issuance of Common Units	$ 297